Consolidated Statements Of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income (loss)	$ 436	$ (406)	$ (153)
Recognition funded status pension benefit plan	9	(20)	19
Foreign currency translation adjustments	(222)	160	76
Reclassifications into income		(2)	(78)
Income tax on net current period changes	(2)	1	(4)
Other comprehensive income (loss)	(215)	139	13
Total comprehensive income (loss)	221	(267)	(140)
Attribution of comprehensive income (loss) for the period:
Income (loss) attributable to stockholders	175	(317)	(154)
Income (loss) attributable to non-controlling interests	46	50	14
Total comprehensive income (loss)	221	(267)	(140)
Currency Translation Differences [Member]
Foreign currency translation adjustments	(19)	160	76
Reclassifications into income	(2)	(2)	(72)
Net Investment Hedge [Member]
Foreign currency translation adjustments	$ (203)